NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of note payable
	December 31,	December 31,
	2022	2021
Balance at beginning of the period	$-	$-
Additions	4,665	-
Repayments	-	-
Unwinding of fair value adjustment	261	-
Balance at end of the period	$4,926	$-